Share-based compensation - Weighted average assumptions (Details) - SARs and TSARs - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	4.50%	4.40%
Expected dividend yield	1.60%	1.90%
Expected life of SARs and TSARs (years)	1 year 4 months 24 days	1 year 9 months 18 days
Expected volatility	38.00%	51.00%
Expected forfeitures	0.00%	0.00%
Weighted average fair value (in usd per unit)	$ 10.75	$ 8.72